CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	8 Months Ended	4 Months Ended		9 Months Ended
	Sep. 30, 2014	May 13, 2014 Predecessor		Sep. 30, 2013 Predecessor
OPERATING ACTIVITIES
Net income	$ 441,114	$ 143,908		$ (599,292)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	563,459	666,134	[1]	1,386,793	[1]
Deferred income taxes	96,794	224,817	[2]	(331,082)
Accretion of fair value adjustment on debt	(208,510)
Amortization of lease premium intangible	8,727
Accretion of fair value adjustment on deposits and maintenance reserves	46,959
Maintenance rights expense	27,474
Amortization of debt issuance costs	2,812	27,011		41,685
Amortization of debt discount		3,963		5,436
Amortization of prepaid lease costs		17,882		64,079
Asset impairment	1,871	49,247	[3]	1,324,937	[3]
Net gain on sale of assets	(2,786)
Forfeitures of customer deposits		(4,094)		(30,328)
Loss on early extinguishment of debt				17,695
Other	(7,874)	(62,426)	[4]	(4,235)	[4]
Changes in operating assets and liabilities:
Trade receivables	102,706
Other assets	51,632
Lease receivables and other assets		65,269	[5]	(68,178)
Accrued expenses, accounts payable and other liabilities	(101,277)
Accrued interest and other payables		7,728		28,871
Current income taxes and other tax liabilities		(148,801)	[2]	(8,018)
Net cash provided by operating activities	1,023,101	990,638		1,828,363
INVESTING ACTIVITIES
Purchase of flight equipment	(550,812)	(495,456)		(1,507,279)
Prepayments on flight equipment	(161,731)	(176,339)		(267,503)
Proceeds from sale or disposal of assets	58,731	124,974		391,796
Acquisition of ILFC, net of cash acquired	(195,311)
Advance on notes receivable		(53,468)	[5]
Advance on notes receivable related party	(520,773)
Movement in restricted cash	352,024	(287,363)		274,504
Collections of notes receivable		1,338		5,803
Collections of finance and sales-type leases	36,172	19,838		42,884
Net cash used in investing activities	(981,700)	(866,476)		(1,059,795)
FINANCING ACTIVITIES
Issuance of debt	3,241,170	1,502,730		1,891,080
Repayment of debt	(2,719,264)	(270,858)		(3,973,845)
Debt issuance costs paid	(49,570)	(16,650)		(58,851)
Security deposits received / Security and rental deposits received	37,489	69,362		121,722
Security deposits returned / Security and rental deposits returned	(50,652)	(46,010)		(83,110)
Maintenance payments received / Overhaul rentals collected	251,916	196,957		452,829
Maintenance payments returned / Overhaul rentals reimbursed	(147,943)	(136,975)		(419,863)
Net change in other deposits		24,587		(1,019)
Dividends paid to AIG		(591,744)
Non-controlling interest / Payment of preferred dividends	(40)	(90)		(271)
Net cash provided by (used in) financing activities	563,106	731,309		(2,071,328)
Net increase (decrease) in cash and cash equivalents	604,507	855,471		(1,302,760)
Effect of exchange rate changes on cash and cash equivalents	(1,377)	(255)		491
Cash and cash equivalents at beginning of period		1,351,405	[4]	3,027,587	[4]
Cash and cash equivalents at end of period	603,130 [4]	2,206,621	[4]	1,725,318	[4]
Cash paid during the period for:
Interest, excluding interest capitalized of $41,993 for the period beginning February 5, 2014 and ending September 30, 2014, $10,872 for the period beginning January 1, 2014 and ending May 13, 2014 and $11,006 (2013)	583,981	433,718		1,108,606
Income taxes, net	$ 20,029	$ 1,294	[6]	$ 1,903	[6]

[1]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.
[2]	Current income taxes and other tax liabilities of $127,418 were reclassified to Deferred income taxes on our Predecessor Condensed, Consolidated Balance Sheet for the period beginning January 1, 2014 and ending May 13, 2014, as a result of our adoption of new accounting guidance on January 1, 2014. The reclassification had no effect on total cash flows from operations. See Note 2 of Condensed, Consolidated Financial Statements.
[3]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $1,139.9 million for the period beginning January 1, 2014 and ending May 13, 2014, and nine months ended September 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49.2 million and $185.1 million for the period beginning January 1, 2014 and ending May 13, 2014 and nine months ended September 30, 2013, respectively, in the Predecessor financial statements.
[4]	Includes gain on aircraft sales.
[5]	In the Predecessor Condensed, Consolidated Statement of Cash flows presentation herein for the period beginning January 1, 2014 and ending May 13, 2014, Advance on notes receivable was reclassified from Changes in operating assets and liabilities: Lease receivables and other assets. See Note 1of Condensed, Consolidated Financial Statements.
[6]	Includes approximately $0.1 million paid to AIG for ILFC tax liability for the period beginning January 1, 2014 and ending May 13, 2014. There was no payment to AIG for the nine months ended September 30, 2013.